Consolidated Statements of Shareholders' Equity - USD ($)	Ordinary Shares NIS 0.01 par value [Member]		Treasury stock [Member]	Additional paid-in capital [Member]	Retained earnings (accumulated losses) [Member]	Total
Balance, value at Dec. 31, 2012	$ 133,000		$ (1,898,000)	$ 61,415,000	$ 687,000	$ 60,337,000
Balance, shares at Dec. 31, 2012	31,989,309		(2,092,376)
Exercise of share options and RSUs, value	$ 1,000			1,171,000		1,172,000
Exercise of share options and RSUs, shares	508,593
Share-based compensation expense				$ 380,000		380,000
Net income (loss)					$ 7,000	7,000
Balance, value at Dec. 31, 2013	$ 134,000		$ (1,898,000)	$ 62,966,000	$ 694,000	$ 61,896,000
Balance, shares at Dec. 31, 2013	32,497,902		(2,092,376)			30,494,522
Exercise of share options and RSUs, value		[1]		191,000		$ 191,000
Exercise of share options and RSUs, shares	88,996
Share-based compensation expense				$ 308,000		308,000
Net income (loss)					$ 3,337,000	3,337,000
Balance, value at Dec. 31, 2014	$ 134,000		$ (1,898,000)	$ 63,465,000	$ 4,031,000	$ 65,732,000
Balance, shares at Dec. 31, 2014	32,586,898		(2,092,376)			30,494,522
Public offering	$ 13,000			11,891,000		$ 11,904,000
Public offering, shares	4,655,982
Repayment of contingent liability	$ 1,000			374,000		375,000
Repayment of contingent liability, shares	173,611
Share-based compensation expense				$ 270,000		270,000
Net income (loss)					$ (10,113,000)	(10,113,000)
Balance, value at Dec. 31, 2015	$ 148,000		$ (1,898,000)	$ 76,034,000	$ (6,082,000)	$ 68,202,000
Balance, shares at Dec. 31, 2015	37,440,552		(2,092,376)			35,348,176

[1]	Less than $ 1 thousand